ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	[1]	$ 492,048	$ 454,271	$ 357,565
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		307,818	298,612	237,263
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		62,532	49,274	36,588
Other Country [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		$ 121,698	$ 106,385	$ 83,714

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.